Shareholder Fees {- Fidelity Climate Action Fund}	Jun. 09, 2021 USD ($)
NF_05.31 Fidelity Climate Action Fund - Retail PRO-01 | Fidelity Climate Action Fund
Shareholder Fees:
(fees paid directly from your investment)	none